OTHER INTANGIBLES ASSETS	12 Months Ended
Dec. 31, 2016
Intangible Assets, Net (Excluding Goodwill) [Abstract]
OTHER INTANGIBLES ASSETS
NOTE 6:-	OTHER INTANGIBLES ASSETS

	December 31,
	2016	2015
Original amounts:

Non-compete agreement	$1,462	$1,453
Distribution relationships	1,584	1,594
Customer relationships	6,006	5,910
Distribution agreement	14,606	14,606

	23,658	23,563
Accumulated amortization:

Non-compete agreement	(1,455)	(1,434)
Distribution relationships	(1,392)	(1,305)
Customer relationships	(5,395)	(4,962)
Distribution agreement	(10,870)	(8,979)

	(19,112)	(16,680)

Total other intangibles assets	$4,546	$6,883

(1)	Amortization expense amounted to $2,325, $3,091 and $3,202 for the years ended December 31, 2016, 2015 and 2014, respectively.

(2)	Estimated amortization expenses for the following years as of December 31, 2016:

2017	$2,305
2018	2,241
$4,546